UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2008

Global Governments Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 97.0%
Foreign Bonds - 72.7%
Australia - 1.9%
Commonwealth of Australia, 6.25%, 2015	AUD	179,000	$148,917

Belgium - 4.4%
Kingdom of Belgium, 5.5%, 2017	EUR	234,000	$352,446

Canada - 2.2%
Canada Housing Trust, 4.6%, 2011	CAD	52,000	$50,368
Government of Canada, 4.5%, 2015	CAD	111,000	110,930
Government of Canada, 5.75%, 2033	CAD	16,000	18,456

			$179,754

Denmark - 0.6%
Kingdom of Denmark, 4%, 2015	DKK	253,000	$46,827

France - 5.6%
Republic of France, 6%, 2025	EUR	217,000	$351,790
Republic of France, 4.75%, 2035	EUR	68,000	95,497

			$447,287

Germany - 7.7%
Federal Republic of Germany, 5.25%, 2010	EUR	159,000	$229,808
Federal Republic of Germany, 3.75%, 2013	EUR	63,000	88,727
Federal Republic of Germany, 4%, 2018	EUR	31,000	43,714
Federal Republic of Germany, 6.25%, 2030	EUR	152,000	257,975

			$620,224

Ireland - 2.6%
Republic of Ireland, 4.6%, 2016	EUR	145,000	$206,713

Italy - 3.8%
Republic of Italy, 4.75%, 2013	EUR	216,000	$307,892

Japan - 24.7%
Development Bank of Japan, 1.4%, 2012	JPY	27,000,000	$256,721
Government of Japan, 1.5%, 2012	JPY	14,000,000	134,242
Government of Japan, 1.3%, 2014	JPY	94,000,000	892,003
Government of Japan, 1.5%, 2015	JPY	14,000,000	134,486
Government of Japan, 1.7%, 2017	JPY	10,000,000	96,883
Government of Japan, 2.1%, 2024	JPY	26,000,000	248,751
Government of Japan, 2.2%, 2027	JPY	18,000,000	172,067
Government of Japan, 2.4%, 2037	JPY	5,000,000	47,956

			$1,983,109

Netherlands - 4.4%
Kingdom of Netherlands, 3.75%, 2014	EUR	258,000	$356,983

Spain - 4.4%
Kingdom of Spain, 5%, 2012	EUR	244,000	$352,761

Sweden - 0.6%
Kingdom of Sweden, 4.5%, 2015	SEK	345,000	$51,926

United Kingdom - 9.8%
United Kingdom Treasury, 9%, 2011	GBP	119,000	$238,537
United Kingdom Treasury, 8%, 2015	GBP	116,000	250,913
United Kingdom Treasury, 8%, 2021	GBP	66,000	154,851
United Kingdom Treasury, 4.25%, 2036	GBP	84,000	142,358

			$786,659

Total Foreign Bonds			$5,841,498

U.S. Bonds - 24.3%
Asset Backed & Securitized - 2.7%
Bayview Commercial Asset Trust, FRN, 3.782%, 2023 (n)	CAD	30,000	$20,576
Commercial Mortgage Asset Trust, FRN, 1.099%, 2032 (i)(n)		$1,179,182	32,359
Commercial Mortgage Pass- Through Certificates, FRN, 2.677%, 2017 (n)		59,000	56,190
Commercial Mortgage Pass- Through Certificates, FRN, 2.687%, 2017 (n)		86,647	80,676
First Union National Bank Commercial Mortgage Trust, FRN, 1.141%, 2043 (i)(n)		1,463,645	26,419

			$216,220

Mortgage Backed - 1.2%
Fannie Mae, 5.37%, 2013		$24,219	$24,281
Fannie Mae, 4.78%, 2015		23,874	23,078
Fannie Mae, 5.09%, 2016		25,000	24,373
Fannie Mae, 5.423%, 2016		24,216	24,213

			$95,945

Municipals - 1.0%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$45,000	$47,522
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031		30,000	30,506

			$78,028

U.S. Government Agencies - 2.3%
Aid-Egypt, 4.45%, 2015		$49,000	$50,355
Small Business Administration, 4.57%, 2025		39,081	37,211
Small Business Administration, 5.21%, 2026		98,502	96,389

			$183,955

U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds, 4.75%, 2017		$105,000	$112,555
U.S. Treasury Bonds, 8%, 2021		149,000	203,874

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.75%, 2037	$48,000	$51,345
U.S. Treasury Notes, 3.125%, 2008	1,000	1,001
U.S. Treasury Notes, 2.625%, 2010	468,000	473,229
U.S. Treasury Notes, 4.75%, 2012	278,000	297,916
U.S. Treasury Notes, 4%, 2015	223,000	234,184

		$1,374,104

Total U.S. Bonds		$1,948,252

Total Bonds		$7,789,750

CALL OPTIONS PURCHASED - 0.1%
USD Currency - November 2008 @ EUR 1.40	617	$1,218
AUD Currency - November 2008 @ $0.79	384	1,139
GBP Currency - November 2008 @ $1.71	633	360

Total Call Options Purchased - 0.1%		$2,717

REPURCHASE AGREEMENTS - 2.1%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08, total to be received $1,000 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,000	$1,000
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $167,007 (secured by U.S. Treasury and Federal Agency obligations in a jointly traded account)	167,000	167,000

Total Repurchase Agreements		$168,000

Total Investments		$7,960,467

OTHER ASSETS, LESS LIABILITIES - 0.8%		68,240

NET ASSETS - 100.0%		$8,028,707

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $216,220 representing 2.7% of net assets.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$7,960,467	$—	$7,960,467
Other Financial Instruments	$—	$33,641	$—	$33,641

(2) Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	166,865	11/10/08 - 11/12/08	$146,526	$131,704	$14,823
BUY	CAD	18,040	10/22/08	16,824	16,971	147
SELL	CAD	17,386	10/22/08	16,364	16,356	8
BUY	CHF	21,490	11/18/08	19,196	19,212	15
SELL	EUR	803,981	10/22/08 - 11/20/08	1,176,211	1,134,095	42,117
BUY	GBP	15,500	10/23/08	27,133	27,601	468
SELL	GBP	170,797	10/23/08	318,740	304,140	14,599
BUY	JPY	78,330,655	10/27/08	727,855	739,422	11,568
SELL	JPY	3,334,218	10/27/08	32,000	31,474	526
SELL	SEK	11,701	11/28/08	1,770	1,692	79

						$84,350

Depreciation
BUY	AUD	41,889	11/10/08 - 11/12/08	$33,392	$33,062	$(330)
BUY	CAD	3,095	10/22/08	3,000	2,911	(89)
SELL	CAD	52,368	10/22/08	49,250	49,265	(15)
BUY	DKK	40,714	11/12/08	8,325	7,709	(616)
BUY	EUR	957,020	10/22/08	1,395,407	1,349,970	(45,438)
SELL	EUR	31,559	10/22/08	43,853	44,516	(664)
BUY	GBP	500	10/23/08	902	890	(12)
SELL	GBP	13,004	10/23/08	23,010	23,156	(146)
BUY	JPY	1,704,384	10/27/08	16,344	16,089	(255)
SELL	JPY	12,512,623	10/27/08	116,196	118,116	(1,921)
BUY	NOK	293,950	11/17/08	51,111	49,888	(1,223)

						$(50,709)

At September 30, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/08 - continued

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	27.0%
Japan	24.5%
United Kingdom	9.8%
Germany	7.8%
France	5.7%
Netherlands	4.4%
Spain	4.4%
Belgium	4.3%
Italy	3.8%
Other Countries	8.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.